Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. The Company consolidates companies in which it has controlling interest of over 50%. All significant intercompany accounts, transactions and cash flows have been eliminated on consolidation.

Cash and cash equivalents
(b)	Cash and cash equivalents
Cash and cash equivalents include all cash balances and certificates of deposit having a maturity date of three months or less upon acquisition.
Short-term investments
(c)	Short-term investments

Short-term investments as of December 31, 2016 consisted of time deposits of more than three months and not exceeding twelve months duration held in commercial banks of $89,624 (2015: $49,983).

Finance lease receivable
(d)	Finance lease receivable

Finance lease receivable is derived from sales of property, plant and equipment and is comprised of the minimum lease payments due on the direct financial lease. From April 1, 2012 to March 31, 2016, monthly interest income has been recognized in other income (expenses), net in the consolidated statement of comprehensive income based on principal balance of $14,000 at an annual interest rate of 10%.

Assets held for sale
(e)	Assets held for sale

Long-lived assets or asset groups that are part of a disposal group that meets the criteria to be classified as held for sale are not assessed for impairment but rather if fair value, less cost to sell, of the disposal group is less than its carrying value a loss is recorded against the disposal group.

A loss of $19,035 was recognized to write down assets held for sale to their fair values in 2014.

No provision was recognized to write down assets held for sale to their fair values in 2015 and 2016.

Provision for bad debts
(f)	Provision for bad debts

Accounts receivable balance is recorded net of provision for amounts not expected to be collected from customers in 2014. Because the accounts receivable are typically unsecured, the Company periodically evaluates the collectability of accounts based on a combination of factors, including a particular customer’s ability to pay as well as the age of the receivables. To evaluate a specific customer’s ability to pay, the Company analyzes financial statements, payment history, third-party credit analysis reports and various information or disclosures by the customer or other publicly available information. In cases where the evidence suggests a customer may not be able to satisfy its obligation to the Company, a specific provision would be set up for the perceived risk. If the financial condition of customers deteriorates, resulting in an impairment of their ability to make payments, additional allowances may be required.

No provision for bad debt was made in the year ended December 31, 2015 and 2016, and during the year ended December 31, 2014, the Company has written back provision for accounts receivable of $2,152 due to the recovery of accounts receivable previously written off.

Real estate properties under development, net
(g)	Real estate properties under development, net

Real estate properties under development, net are stated at the lower of carrying amounts or fair value less selling costs.

In accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), real estate properties under development are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

All land in other regions of the PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and are classified as real estate properties under development, net in the consolidated balance sheet. They are amortized on a straight-line basis over the respective term of the right to use the land.

The buildings and land use rights included in real estate properties under development have ceased depreciation since June 1, 2016.

Property, plant and equipment
(h)	Property, plant and equipment

Property, plant and equipment are recorded at cost and include interest on funds borrowed to finance construction, if applicable. The cost of major improvements and betterments is capitalized whereas the cost of maintenance and repairs is expensed in the year incurred. Gains and losses from the disposal of property, plant and equipment and land use rights are included in the consolidated statement of comprehensive income.

The majority of the land in Hong Kong is owned by the government of Hong Kong which leases the land at public auction to non-governmental entities. All of the Company’s leasehold lands in Hong Kong have leases of not more than 50 years from the respective balance sheet dates. The cost of such leasehold land is amortized on a straight-line basis over the respective terms of the leases.

The Company computed depreciation expenses using the straight-line method over the following estimated useful lives:

Classification	Years
Buildings	20 years
Machinery and equipment	4 years
Leasehold improvements	shorter of lease term or 4 years
Furniture and fixtures	4 years
Motor vehicle	4 years

Impairment or disposal of long-lived assets
(i)	Impairment or disposal of long-lived assets

Long-lived assets other than goodwill are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360 “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Long-lived assets to be disposed of are stated at the lower of fair value and carrying value. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred.

In 2014, the Company assessed the impairment of its long-lived assets used in Shenzhen, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets at December 31, 2014 were less than the undiscounted cash flows.

In 2015, the Company assessed the impairment of its long-lived assets used in Shenzhen, by comparing external appraisals obtained from independent valuation firms with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets at December 31, 2015 were less than external appraisals obtained from independent valuation firms.

In 2016, the Company assessed the impairment of its long-lived assets used in Shenzhen and Wuxi, by comparing external appraisals obtained from independent valuation firms with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets at December 31, 2016 were less than external appraisals obtained from independent valuation firms.

A loss of $19,035 was recognized to write down the long-lived assets to their fair values upon reclassification to assets held for sale in 2014, respectively.

In 2015 and 2016, no additional impairment loss was recognized to write down the long-lived assets to their fair values upon reclassification to assets held for sale.

Accruals and provisions for loss contingencies
(j)	Accruals and provisions for loss contingencies

The Company makes provisions for all material loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provisions or accruals related to litigation, the Company makes provisions based on information from legal counsels and the best estimation of management. The Company assesses the potential liability for the significant legal proceedings in accordance with FASB ASC 450 “Contingencies”. FASB ASC 450 requires a liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency is settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency is settled for an amount that is less than the Company’s estimate, a future credit to income would result.

Revenue recognition
(k)	Revenue recognition

The Company generates revenue from fixed income real-estate derived from its buildings held through its subsidiaries in Shenzhen.

Operation income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee’s obligation to pay rent.

The Company recognized revenue from sales of products when all of the following conditions were met:

•	Persuasive evidence of an arrangement exists;

•	Delivery had occurred or services had been rendered;

•	Price to the customer was fixed or determinable; and

•	Collectability was reasonably assured.

Revenue from sales of products was recognized when the title was passed to customers upon shipment and when collectability was reasonably assured. The Company did not provide its customers with the right of return (except for quality), price protection, rebates or discounts. There were no customer acceptance provisions associated with the Company’s products, except for quality. All sales were based on firm customer orders with fixed terms and conditions, which generally could not be modified.

Staff retirement plan costs
(l)	Staff retirement plan costs
The Company’s costs related to the staff retirement plans (see Note 13) are charged to the consolidated statement of comprehensive income as incurred.
Income taxes
(m)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance with FASB ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements or the expected date of reversal of the temporary differences. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of comprehensive income.

Foreign currency transactions and translations
(n)	Foreign currency transactions and translations

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of comprehensive income.

The functional currencies of the Company and its subsidiaries include the Renminbi, U.S. dollar and the Hong Kong dollar. Effective from April 1, 2015, the Company’s subsidiaries in China changed their functional currency from U.S. dollar to Renminbi. This change was made upon the progress of the property development projects in China causing the Company’s subsidiaries’ primary operating activities to be in Renminbi and making the Renminbi the currency of the economic environment in which the entities primarily generate and expend cash.

The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”.

The financial statements and other financial data of the Company included in this annual report are presented in U.S. dollars. The business and operations of the Company are primarily conducted in China through its PRC subsidiaries. The functional currency of its PRC subsidiaries is Renminbi. The financial statements of its PRC subsidiaries are translated into U.S. dollars, using published exchange rates from banks in China, based on (i) year-end exchange rates or the rates of exchange ruling at the balance sheet date for assets and liabilities and (ii) average yearly exchange rates for income and expense items. Capital accounts are translated at historical exchange rates when the transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss) in the shareholders’ equity. The Company makes no representation that any Renminbi or U.S. dollar amounts could have been, or could be, converted into U.S. dollar or Renminbi, as the case may be, at any particular rate or at all.

Earnings per share
(o)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Stock options
(p)	Stock options

The Company has three stock-based employee compensation plans, as more fully described in Note 11(b). The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments is estimated using option-pricing models. If the award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Use of estimates
(q)	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include provision for bad debts, deferred income tax assets, share-based compensation, useful lives of property, plant and equipment and intangible assets, and recovery of the carrying amounts of long-lived assets, assets held for sale and intangible assets.

Comprehensive loss
(r)	Comprehensive loss
Accumulated other comprehensive loss represents principally foreign currency translation adjustments and is included in the consolidated statement of changes in equity.
Fair value
(s)	Fair value

The Company follows FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and based the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of cash and cash equivalents, short term investment, other receivables, assets held for sale, accrued expenses and other payables, accounts payable, and dividend payable approximate their fair values due to the short term nature of these instruments.

The fair value of the Company’s assets held for sale is detailed in Note 4.

As of December 31, 2015 and 2016, the Company did not have any non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements, at least annually, on a recurring basis.

Leases
(t)	Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

When the Company is the lessor, minimum contractual rental from leases are recognized on a straight-line basis over the noncancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue is accrued when the contingency is removed.

Concentration of risk
(u)	Concentration of risk

The Company’ s potential significant concentration of credit risk primarily consist of cash and cash equivalents and short term investments which are held by financial institutions in the PRC and international financial institutions outside of the PRC. As of December 31, 2016, the Company has $184,182 in cash and cash equivalents, short term investments which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. PRC state-owned banks are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents and short term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to the Federal Deposit Insurance Corporation in the United States. There is uninsured for cash, cash equivalents and short term investments as at December 31, 2016. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to recover its deposits or investments back in full.

Overall, the real estate market in China has shown signs of continuous slow down. The Company’s results of operations are affected by a wide variety of factors, including changing economic, political, industry, business and financial conditions; lack of experience handling the real estate development projects; the process of applying for the redevelopment of Gushu land with the government bodies, the demand for the Company’s real estate properties, and other risks associated with an enterprise operating mainly in the PRC. Accordingly, the Company’s business, financial condition and results of operations are primarily influenced by the political, economic, legal environments and foreign currency exchange in the PRC and by the general state of the PRC economy and may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation. As a result, the Company may experience significant fluctuations in future operating results due to the factors mentioned above. These fluctuations may result in volatility in the share price of the Company.

All the Company’s land development related applications are subject to government policies and regulations in the real estate market. However, the Company cannot assure that it will obtain all the necessary approvals in accordance with its timetable. Furthermore, as this is the Company’s first venture into land development projects after the cessation of the LCM business, the Company may encounter industry-specific difficulties that result in losses as it is in the progress with development projects in Shenzhen.

The Company currently derives a majority of its income from rental and interest income. Any future reductions in the official cash deposit interest rates in China and Hong Kong could adversely impact its income and the total cash on hand will gradually reduce as more funds are being used for land development related expenditures for the land in Gushu and Guangming, Shenzhen.

Certain transactions of the Company are denominated in Renminbi, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Recent changes in accounting standards
(v)	Recent changes in accounting standards

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers” in order to ensure that revenue recognition requirements are the same under both US GAAP and International Financial Reporting Standards (“IFRS”). ASU 2014-09 removes inconsistencies and provides a more robust framework for addressing revenue issues. ASU 2014-09 was effective for reporting periods and interim periods beginning on or after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 “Deferral of the Effective Date” to delay the implementation of ASU 2014-09 by one year, in response to feedback from preparers, practitioners and users of financial statements. Accordingly, ASU 2014-09 is now effective for reporting periods and interim periods beginning on or after December 15, 2017. Early adoption is permitted for reporting and interim periods beginning on or after December 15, 2016. The Company is currently assessing the impact of ASU 2014-09 on its consolidated financial position, results of operations and cash flows.

In February 2016, the FASB issued ASU 2016-02, Lease (Subtopic 842): This Update to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. For public business entities, this Update is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): This Update as part of its Simplification Initiative. The objective of the Simplification Initiative is to identify, evaluate, and improve areas of generally accepted accounting principles (GAAP) for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. For public business entities, this Update is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. For public business entities, this Update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): This Update to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. For public business entities, this Update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): This Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, this Update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.

In December 2016, the FASB issued ASU 2016-19, Technical Corrections and Improvements: The amendments in this Update represent changes to clarify, correct errors, or make minor improvements to the Accounting Standards Codification. Most of the amendments in this Update do not require transition guidance and are effective upon issuance of this Update. Six amendments in this Update clarify guidance or correct references in the Accounting Standards Codification that could potentially result in changes in current practice because of either misapplication or misunderstanding of current guidance. The Company is evaluating the new pronouncement to determine the impact it may have to its consolidated financial statements.